Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events
Subsequent Events

10.Subsequent Events

(a)	NASDAQ Notification: As of January 6, 2023, the Company’s common stock has remained at $1.00 per share or higher for ten consecutive days. As such, on January 9, 2023, the Company received a letter from The NASDAQ Capital Market confirming that it has regained compliance with the minimum bid price requirement. On March 27, 2023, the Company received a written notification from Nasdaq indicating that because the closing bid price of the Company’s common shares for 32 consecutive business days, i.e. from February 8, 2023 to March 24, 2023, was below the minimum $1.00 per share bid price requirement for continued listing on the Nasdaq, the Company was not in compliance with Nasdaq Listing Rule 5550(a)(2). Pursuant to Nasdaq Listing Rule 5810(c)(3)(A), the original applicable grace period to regain compliance is 180 days, or until September 25, 2023. The Company can cure this deficiency if the closing bid price of its common stock is $1.00 per share or higher for at least ten consecutive business days. During this time, the Company's common stock will continue to be listed and trade on the Nasdaq.
(b)	Series C Preferred Stock Dividend: On January 17, 2023, the Company paid a dividend on its Series C Preferred Stock, amounting to $240, which was declared by its BoD on December 29, 2022. On March 27, 2023, the Company’s Board of Directors, declared a dividend of $269 in the aggregate on i) the Company’s outstanding Series C Preferred Stock (i.e. 10,000 shares), ii) 1,982 shares of Series C Preferred Stock awarded to executive management and non-executive directors on April 15, 2022, for the period from January 15, 2023 to April 14, 2023, inclusive, and iii) 3,332 shares of Series C Preferred Stock awarded to executive management and non-executive directors on March 7, 2023 (Note 10(g)), for the period from March 7, 2023 to April 14, 2023, inclusive, which is payable on April 17, 2023.
(c)	Series D Preferred Stock Dividend: On January 17, 2023, the Company paid a dividend on its Series D Preferred Stock, amounting to $161. On March 27, 2023, the Company’s Board of Directors, declared a dividend of $327 in the aggregate on i) the Company’s outstanding shares of Series D Preferred Stock as at December 31, 2022 (9,172 shares) for the period from January 15, 2023 to April 14, 2023, inclusive, and ii) 13,157 shares of Series D Preferred Stock issued in connection with the acquisition of M/V Melia (Note 10(d)), for the period from February 8, 2023 to April 14, 2023, inclusive, which is payable on April 17, 2023.
(d)	Acquisition of vessel and issuance of Series D Preferred Stock: On February 1, 2023, the Company through its’ new wholly-owned subsidiary, Fiji Shipping Company Inc., entered into a Memorandum of Agreement with DSI to acquire a 2005-built Panamax vessel, the m/v Melia, for a purchase price of $14,000. Of the purchase price, $4,000, was paid in cash upon signing of the Memorandum of Agreement, and the remaining amount of $10,000 was paid upon delivery of the vessel to the Company, on February 8, 2023, in the form of 13,157 shares of the Company’s Series D Preferred Stock. The purchase of this vessel was made pursuant to the Company’s exercise of a right of first refusal granted to the Company by DSI based on an agreement dated November 8, 2021. As of March 29, 2023, following Company’s refusal to acquire one of the identified vessels, and agreement for the acquisition of the m/v Melia, three of the six identified vessels remain available for purchase by the Company (Note 3(c)). The acquisition of the vessel was approved by a committee of independent members of the Company’s Board of Directors.
(e)	Appointment of Chief Executive Officer: On February 2, 2023, the Company’s Board of directors appointed Mr. Robert Perri as the Company’s Chief Executive Officer, effective as of February 2, 2023. Mr. Perri replaces Mr. Eleftherios Papatrifon, who has served as the Company’s Chief Executive Officer since November 2021 and who will continue to serve as a Class II director on the Company’s Board of Directors.
(f)	Registered Direct Offering: On February 8, 2023, the Company closed a registered direct offering of 15,000,000 units, at a price of $1.01 per unit, with each unit consisting of one share of the Company’s common stock (or one prefunded warrant in lieu of one share of the Company’s common stock) and one Class B Warrant to purchase one share of the Company’s common stock. The Company also offered to each purchaser, with respect to the purchase of units that would otherwise result in the purchaser’s beneficial ownership exceeding 4.99% of the Company’s outstanding common stock immediately following the consummation of the offering, the opportunity to purchase one prefunded warrant in lieu of one share of common stock. Each prefunded warrant is exercisable for one share of common stock at an exercise price of $0.01 per share. The Company, concurrently with the offering, conducted a private placement with the placement agent for additional unregistered warrants to purchase 15,000,000 shares of the Company’s common stock. The Class B warrants and the privately placed warrants have an exercise price of US$1.01 per common share, are exercisable immediately, and expire five years after the issuance date. Alternatively, each privately placed warrant will become exercisable for 0.75 common shares under the cashless exercise provision included in the privately placed warrants rather than one share of common stock under the cash exercise provision. In particular, on February 10, 2023, the Company issued and sold 15,000,000 units comprising of 12,300,000 shares of the Company’s common stock, 2,700,000 prefunded warrants to purchase shares of common stock, 15,000,000 Class B Warrants to purchase one share of the Company’s common stock at a public offering price of $1.01 per unit. Also, on the same date the Company sold to each purchaser of the units, unregistered privately placed warrants, to purchase up to an aggregate of 15,000,000 shares of the Company’s common stock at an exercise price of $1.01 per share. On February 23, 2023, the Company filed with the SEC a resale registration agreement in Form F-1 regarding the privately placed warrants which was declared effective on March 8, 2023. As of March 29, 2023, out of the 2,700,000 prefunded warrants issued on the closing of the offering, 1,750,000 prefunded warrants have been exercised and 950,000 prefunded warrants remain available for exercise at an exercise price of $0.01 per share, and Class B warrants to purchase 15,000,000 common shares remain available for exercise at an exercise price of $1.01 per share. As of March 29, 2023, 15,000,000 privately placed warrants remain available for up to 15,000,000 common shares.
(g)	Restricted share awards and Cash Bonus: On March 7, 2023, the Company’s Board of Directors approved the award of 3,332 shares of restricted Series C Preferred Stock to executive management and non-executive directors, pursuant to the Company’s amended and restated 2021 Equity Incentive Plan, as annual bonus. The cost of these awards will be recognized in income ratably over the restricted shares vesting period which will be two years. The Board of Directors also approved an aggregate performance cash bonus of about $185 to Steamship Shipbroking Enterprises Inc, which has been accrued for as of December 31, 2022, in the accompanying consolidated financial statements.
(h)	Amendment of brokerage services agreement with Steamship: In March 2023, the brokerage services agreement between the Company and Steamship (Note 3(b)) was terminated and replaced with a new agreement with retroactive effect from January 1, 2023, and ending on December 31, 2023, pursuant to which the fixed monthly fee of $95,000 was increased to $150,000. All other terms of the agreement remained unchanged.
(i)	Series E Preferred Stock : On March 20, 2023, the Company issued 1,200 shares of its newly designated Series E Perpetual Convertible Preferred Stock (the “Series E Preferred Stock”), par value $0.01 per share, to an affiliated company of its Chairperson, Mrs. Semiramis Paliou, for a purchase price of $35. The Series E Preferred Stock has no dividend or liquidation rights. The Series E Preferred Stock votes with the common shares of the Company, and each share of the Series E Preferred Stock entitles the holder thereof to up to 25,000 votes, on all matters submitted to a vote of the stockholders of the Company, subject up to 15% of the total number of votes entitled to be cast on matters put to stockholders of the Company. The Series E Preferred Stock is convertible, at the election of the holder, in whole or in part, into shares of the Company’s common stock at a conversion price equal to the 10-trading day trailing VWAP of the Company’s common stock, subject to certain adjustments, commencing at any time after (i) the cancellation of all of the Company’s Series B Preferred Stock or (ii) the transfer for all of the Company’s Series B Preferred Stock (collectively a “Series B Event”). The 15% limitation discussed above, shall terminate upon the occurrence of a Series B Event. The Series E Preferred Stock is transferable only to the holder’s immediate family members and to affiliated persons or entities, with the Company’s prior consent. The issuance of shares of Series E Preferred Stock to Tuscany Shipping Corp. was approved by an independent committee of the Company’s Board of Directors, which received a fairness opinion from an independent third party that the transaction was fair from a financial point of view to the Company.